Segmental reporting - Income by geographic region (Narrative) (Details)	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [line items]
Description of basis for attributing revenues from external customers to individual countries	The geographical analysis is based on the location of the office where the transactions are recorded